Trade and Other Payables (Tables)	6 Months Ended
Jun. 30, 2018
Trade and other payables [abstract]
Schedule of trade and other payables

	As at June 30, 2018	As at December 31, 2017
Trade payables	77,269	104,258
Employee benefits payable	210,918	226,210
Other payables	1,706,817	1,648,060
Subtotal financial liabilities	1,995,004	1,978,528
Advances from customers	69,079	-
Other taxes payable	3,123,541	3,473,302
	5,187,624	5,451,830

Schedule of aging analysis of trade payables
	As at June 30, 2018	As at December 31, 2017

Current	19,456	23,587
Past due for less than 4 months	29,257	57,637
Past due for over 4 months	28,556	23,034
	77,269	104,258